Consolidated Statements of Stockholders' Equity and Comprehensive Income (Loss) (USD $) In Thousands	Total	Class A Common Stock	Class B Common Stock	Treasury Stock	Paid-in-Capital	Retained Earnings	Accumulated Other Comprehensive Income/(Loss)	Comprehensive Income
Balance at Dec. 31, 2007	$ 446,429	$ 60	$ 28	$ (235)	$ 440,819	$ 6,609	$ (852)
Balance (in shares) at Dec. 31, 2007		59,585	28,169
Comprehensive income (loss):
Net income	54,658					54,658		54,658
Unrealized loss on derivatives designated and qualified as cash flow hedges, net of tax of $2,625, $1,537 and $4,829 for year ended 2010, 2009 and 2008 respectively	(8,438)						(8,438)	(8,438)
Foreign currency translation adjustments	(4,767)						(4,767)	(4,767)
Comprehensive income	41,453							41,453
Capital contribution	2,288	0			2,288
Capital contribution (in shares)		338
Purchase of treasury stock	(1,445)			(1,445)
Purchase of treasury stock (in shares)		(413)
Preferred stock dividend	(16,861)					(16,861)
Non-cash stock-based compensation	2,594				2,594
Balance at Dec. 31, 2008	474,458	60	28	(1,680)	445,701	44,406	(14,057)
Balance (in shares) at Dec. 31, 2008		59,510	28,169
Comprehensive income (loss):
Net income	69,524					69,524		69,524
Unrealized loss on derivatives designated and qualified as cash flow hedges, net of tax of $2,625, $1,537 and $4,829 for year ended 2010, 2009 and 2008 respectively	2,686						2,686	2,686
Foreign currency translation adjustments	4,172						4,172	4,172
Comprehensive income	76,382							76,382
Purchase of treasury stock	(794)	0		(794)
Purchase of treasury stock (in shares)		(340)
Preferred stock dividend	(18,667)					(18,667)
Non-cash stock-based compensation	2,855				2,855
Balance at Dec. 31, 2009	534,234	60	28	(2,474)	448,556	95,263	(7,199)
Balance (in shares) at Dec. 31, 2009		59,170	28,169
Comprehensive income (loss):
Unrealized loss on derivatives designated and qualified as cash flow hedges, net of tax of $2,625, $1,537 and $4,829 for year ended 2010, 2009 and 2008 respectively	2,389						2,389	2,389
Issuance of common stock	201			197	4
Issuance of common stock (in shares)		29
Purchase of treasury stock	0			0
Purchase of treasury stock (in shares)				0
Preferred stock dividend	(15,261)					(15,261)
Non-cash stock-based compensation	2,376				2,376
Balance at Sep. 30, 2010		60	28
Balance (in shares) at Sep. 30, 2010		59,199	28,169
Balance at Dec. 31, 2009	534,234	60	28	(2,474)	448,556	95,263	(7,199)
Balance (in shares) at Dec. 31, 2009		59,170	28,169
Comprehensive income (loss):
Net income	96,567					96,567		96,567
Unrealized loss on derivatives designated and qualified as cash flow hedges, net of tax of $2,625, $1,537 and $4,829 for year ended 2010, 2009 and 2008 respectively	4,585						4,585	4,585
Foreign currency translation adjustments	1,334						1,334	1,334
Comprehensive income	102,486							102,486
Issuance of common stock	200	0		197	3
Issuance of common stock (in shares)		29
Preferred stock dividend	(20,606)					(20,606)
Non-cash stock-based compensation	3,169				3,169
Balance at Dec. 31, 2010	619,483	60	28	(2,277)	451,728	171,224	(1,280)
Balance (in shares) at Dec. 31, 2010		59,199	28,169
Comprehensive income (loss):
Unrealized loss on derivatives designated and qualified as cash flow hedges, net of tax of $2,625, $1,537 and $4,829 for year ended 2010, 2009 and 2008 respectively	4,751						4,751	4,751
Issuance of common stock	237,253	16			237,237
Issuance of common stock (in shares)		16,000
Preferred stock dividend	(4,726)					(4,726)
Non-cash stock-based compensation	2,895				2,895
Balance at Sep. 30, 2011	$ 971,590	$ 91	$ 14
Balance (in shares) at Sep. 30, 2011		91,158	13,782